Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

October 5, 2007

CERTNYS 1-33466

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Patriot Coal Corporation, Common stock, par value $0.01 per share and Preferred Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 2 to Form 10 received on October 1, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

END